Concentrations of Credit Risk and Major Customers (Details) - Schedule of Accounts Receivable - Customer Concentration Risk [Member] - Accounts Receivable [Member]		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
Schedule of Accounts Receivable [Line Items]
Four largest receivable balances	[1]	28.40%	30.20%
Customer B [Member]
Schedule of Accounts Receivable [Line Items]
Four largest receivable balances	[2]	22.10%	31.70%
Customer C [Member]
Schedule of Accounts Receivable [Line Items]
Four largest receivable balances	[3]	21.80%	14.50%
Customer D [Member]
Schedule of Accounts Receivable [Line Items]
Four largest receivable balances		10.70%	14.10%
Customer [Member]
Schedule of Accounts Receivable [Line Items]
Four largest receivable balances		83.00%	90.50%

[1]	Customer A is the same entity as Supplier E below.
[2]	Customer B is the same entity as Supplier D below.
[3]	Customer C is the same entity as Supplier A below.